Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2020
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2019	2020
	$ in thousands
From France	1,623	48,323
From USA (1)	566	4,670

Revenues	2,188	52,993

Research tax credit	4,172	3,573
Subsidies and other	—	(79)

Other income	4,172	3,494

Total revenues and other income	6,360	56,487

(1)	Revenues from USA concern Calyxt only.

	For the three-month period ended June 30,
	2019	2020
	$ in thousands
From France	745	607
From USA (1)	407	2,293

Revenues	1,152	2,900

Research tax credit	1,805	1,725
Subsidies and other	(25)	(10)

Other income	1,780	1,716

Total revenues and other income	2,932	4,616

(1)	Revenues from USA concern Calyxt only.

Revenues by Nature
Revenues by nature

	For the six-month period ended June 30,
	2019	2020
	$ in thousands
Recognition of previously deferred upfront payments	—	19,535
Other revenues	724	27,536

Collaboration agreements	724	47,071

Licenses	872	1,233
Products & services	592	4,689

Total revenues	2,188	52,993

	For the three-month period ended June 30,
	2019	2020
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues	298	110

Collaboration agreements	298	110

Licenses	431	466
Products & services	423	2,324

Total revenues	1,152	2,900

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
	2019	2020
Cost of goods sold	(337)	(9,204)
Royalty expenses	(1,066)	(1,223)

Cost of revenue	(1,403)	(10,428)

	For the six-month period ended June 30,
Research and development expenses	2019	2020
Wages and salaries	(9,566)	(13,276)
Social charges on stock option grants	(1,333)	—
Non-cash stock based compensation expense	(4,151)	(5,014)

Personnel expenses	(15,049)	(18,290)

Purchases and external expenses	(21,586)	(21,743)
Other	(3,353)	(3,555)

Total research and development expenses	(39,987)	(43,587)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2019	2020
Wages and salaries	(6,961)	(7,890)
Social charges on stock option grants	(490)	—
Non-cash stock based compensation expense	(7,660)	(4,413)

Personnel expenses	(15,111)	(12,302)

Purchases and external expenses	(6,554)	(6,980)
Other	(1,644)	(1,931)

Total selling, general and administrative expenses	(23,309)	(21,213)

	For the six-month period ended June 30,
Personnel expenses	2019	2020
Wages and salaries	(16,527)	(21,165)
Social charges on stock option grants	(1,823)	—
Non-cash stock based compensation expense	(11,810)	(9,427)

Total personnel expenses	(30,160)	(30,592)

	For the three-month period ended June 30,
	2019	2020
Cost of goods sold	(302)	(5,320)
Royalty expenses	(513)	(507)

Cost of revenue	(815)	(5,827)

	For the three-month period ended June 30,
Research and development expenses	2019	2020
Wages and salaries	(4,986)	(6,790)
Social charges on stock option grants	(1,326)	—
Non-cash stock based compensation expense	(2,992)	(2,410)

Personnel expenses	(9,304)	(9,200)

Purchases and external expenses	(13,967)	(11,775)
Other	(2,150)	(1,887)

Total research and development expenses	(25,421)	(22,862)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2019	2020
Wages and salaries	(3,825)	(3,105)
Social charges on stock option grants	(468)	—
Non-cash stock based compensation expense	(3,717)	(2,240)

Personnel expenses	(8,010)	(5,345)

Purchases and external expenses	(3,046)	(2,653)
Other	(762)	(1,072)

Total selling, general and administrative expenses	(11,818)	(9,070)

	For the three-month period ended June 30,
Personnel expenses	2019	2020
Wages and salaries	(8,811)	(9,895)
Social charges on stock option grants	(1,794)	—
Non-cash stock based compensation expense	(6,710)	(4,651)

Total personnel expenses	(17,314)	(14,546)

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment for the six-month
periods ended June 30,

	For the six-month period ended June 30, 2019			For the six-month period ended June 30, 2020
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	566	1,623	2,188	4,670	48,323	52,993
External other income	125	4,047	4,172	—	3,494	3,494

External revenues and other income	691	5,669	6,360	4,670	51,817	56,487

Cost of revenue	(337)	(1,066)	(1,403)	(9,219)	(1,207)	(10,428)
Research and development expenses	(5,300)	(34,688)	(39,987)	(5,388)	(38,199)	(43,587)
Selling, general and administrative expenses	(12,542)	(10,767)	(23,309)	(11,774)	(9,439)	(21,213)
Other operating income and expenses	20	9	29	(44)	131	86

Total operating expenses	(18,158)	(46,511)	(64,670)	(26,426)	(48,715)	(75,142)

Operating income (loss) before tax	(17,468)	(40,842)	(58,310)	(21,756)	3,102	(18,655)

Financial gain (loss)	347	3,502	3,849	(148)	(487)	(635)

Net income (loss)	(17,121)	(37,340)	(54,461)	(21,904)	2,615	(19,290)

Non controlling interests	5,670	—	5,670	7,069	—	7,069

Net income (loss) attributable to shareholders of Cellectis	(11,451)	(37,340)	(48,791)	(14,835)	2,615	(12,221)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	592	3,294	3,886	573	4,177	4,750
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	3,215	3,008	6,223	1,879	1,667	3,546

Adjustment of share-based compensation attributable to shareholders of Cellectis	3,808	6,302	10,109	2,452	5,844	8,296

Adjusted net income (loss) attributable to shareholders of Cellectis	(7,643)	(31,039)	(38,682)	(12,383)	8,459	(3,924)

Depreciation and amortization	(758)	(2,457)	(3,215)	(980)	(3,212)	(4,192)
Additions to tangible and intangible assets	1,461	3,456	4,917	355	29,832	30,187

Details of key performance indicators by reportable segment for the three-month periods ended June 30,

	For the three-month period ended June 30, 2019			For the three-month period ended June 30, 2020
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	407	745	1,152	2,293	607	2,900
External other income	62	1,717	1,780	—	1,716	1,716

External revenues and other income	469	2,462	2,932	2,293	2,323	4,616

Cost of revenue	(302)	(513)	(815)	(5,339)	(487)	(5,827)
Research and development expenses	(3,269)	(22,151)	(25,421)	(2,754)	(20,107)	(22,862)
Selling, general and administrative expenses	(6,480)	(5,338)	(11,818)	(5,311)	(3,759)	(9,070)
Other operating income and expenses	16	(20)	(3)	(24)	135	111

Total operating expenses	(10,035)	(28,022)	(38,057)	(13,429)	(24,218)	(37,647)

Operating income (loss) before tax	(9,566)	(25,560)	(35,126)	(11,136)	(21,895)	(33,031)

Financial gain (loss)	133	(1,645)	(1,512)	185	(3,006)	(2,821)

Net income (loss)	(9,432)	(27,205)	(36,637)	(10,951)	(24,901)	(35,852)

Non controlling interests	3,190	—	3,190	3,589	—	3,589

Net income (loss) attributable to shareholders of Cellectis	(6,242)	(27,205)	(33,447)	(7,362)	(24,901)	(32,263)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	10	2,934	2,945	(21)	1,749	1,728
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,657	1,309	2,966	1,132	580	1,712

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,667	4,243	5,910	1,112	2,329	3,441

Adjusted net income (loss) attributable to shareholders of Cellectis	(4,575)	(22,962)	(27,537)	(6,250)	(22,572)	(28,823)

Depreciation and amortization	(386)	(1,300)	(1,687)	(490)	(1,657)	(2,147)
Additions to tangible and intangible assets	822	2,116	2,938	207	16,003	16,210